(Vanguard Managed Payout Distribution Focus Fund Retail) (Vanguard Managed Payout Distribution Focus Fund, Vanguard Managed Payout Distribution Focus Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.48%